Organization	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Stock Building Supply Holdings, Inc., formerly known as Saturn Acquisition Holdings, LLC ("Saturn"), and its subsidiaries (the “Company,” “we,” “us” and “our” ) distributes lumber and building materials to new construction and repair and remodel contractors. Additionally, we provide solution-based services to our customers, including component design, production specification and installation management services.
On May 2, 2013, Saturn filed a Certificate of Conversion with the Secretary of State of the State of Delaware to effect a conversion from a Delaware limited liability company to a Delaware corporation and change the name of Saturn to Stock Building Supply Holdings, Inc. In connection with the conversion to a corporation, each one share of Class A Common stock, Class B Common stock, Class A Junior Preferred stock and Class C Convertible Preferred stock converted into one share of the same class of the converted entity. Each share of Class B Senior Preferred stock converted into 1.02966259 shares of the same class of the converted entity (with the additional shares representing the accumulated dividends thereon to the date of the conversion).
On July 29, 2013, the Company filed an amendment to its Certificate of Incorporation effecting a 25.972-for-1 stock split of the Company’s common stock. The consolidated financial statements give retroactive effect to the stock split.